Stockholders' Equity Components of Stockholders' Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss)
Net current period other comprehensive income (loss)	$ (408)	$ 89	$ (355)
Recognition of effective portion of hedges	198	(178)	(165)
Change in AOCI	(184)	87	(430)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	182	11	(183)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss)
Tax effect	(6)	(7)	(1)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	16	(2)	14
Other Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss)
Tax effect	(2)	5	(27)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	8	(13)	86
Kimberly-Clark Corporation
Accumulated Other Comprehensive Income (Loss)
Unrealized translation	(373)	84	(324)
Tax effect	(17)	7	(23)
Net current period other comprehensive income (loss)	(390)	91	(347)
Unrecognized net actuarial loss and transition amount | Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss)
Funded status recognition	(26)	(49)	(109)
Amortization	40	39	34
Settlements and curtailments	2	35	52
Currency and other	(6)	23	(36)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension Plans, before Tax	22	2	13
Unrecognized net actuarial loss and transition amount | Other Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss)
Unrecognized net actuarial loss and transition amount	10	(18)	113
Unrecognized prior service cost/credit | Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension Plans, before Tax	0	3	2
Funded status recognition	0	(3)	(2)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Accumulated Other Comprehensive Income (Loss)
Currency and other	(15)	(14)	(22)
Tax effect	(70)	(5)	62
Amortization	$ (69)	$ (208)	$ 58